Leases (Tables)	12 Months Ended
May 31, 2017
Leases [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2017:

May 31,
(In thousands)
2018	$55,836
2019	43,327
2020	29,873
2021	21,514
2022	16,031
Thereafter	59,610
Total Minimum Lease Commitments	$226,191